Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (6,020)	$ (3,353)	$ (695)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	242	170	26
Share-based compensation (Note 11)	684	418	363
Amortization of discount relating to straight loan received from commercial bank	26	31	31
Exchange rate differences on straight loan received from commercial bank	14	11	(12)
Change in the fair value of derivative warrant liability (Note 8)		577	(66)
Change in the fair value of convertible advanced investments			(269)
Amortization of discount relating to liability to controlling shareholder		10	48
Change in estimation of maturity date of liability to controlling shareholder			12
Exchange rate differences on straight loan received from controlling shareholder		(3)	(16)
Decrease (increase) in trade receivables	240	91	(16)
Decrease (increase) in other current assets	(85)	(63)	(68)
Increase (decrease) in account payables	110	3	(26)
Increase (decrease) in deferred revenue	(21)	3	(4)
Increase (decrease) in other current liabilities	109	219	33
Net cash used in operating activities	(4,701)	(1,886)	(659)
Cash flows from investing activities:
Purchase of property and equipment	(27)	(36)	(10)
Investment in short-term bank deposit	(7,500)
Capitalization of internal-use software (Note 5)		(294)	(183)
Net cash used in investing activities	(7,527)	(330)	(193)
Cash flows from financing activities:
Net proceeds received upon completion of public offering transactions (Notes 10C and 10B)		12,286	6,695
Repayment of principal relating to straight loan received from commercial bank	(290)	(292)	(236)
Proceeds from loan received from controlling shareholder			25
Repayment of principal relating to straight loan received from controlling shareholder		(206)	(258)
Proceeds received from exercise of options into Ordinary Shares (Note 11)	20	795	49
Net cash provided by financing activities	(270)	12,583	6,275
Change in cash	(12,498)	10,367	5,423
Cash at beginning of year	16,483	6,116	693
Cash at end of year	3,985	16,483	6,116
Non-cash investing and financing activities:
Capitalized deferred offering costs classified into equity upon completion of initial public offering transaction (Note 10B)			(313)
Automatic conversion of convertible advanced investments into shares (Note 10B)			4,571
Deemed dividend upon trigger of down round protection (Note 10B)			7
Amount classified to equity upon determination of the exercise price (Note 8)		599
Share-based compensation capitalized in internal-use software		73	50
Supplemental disclosure of cash flow information:
Interest paid	(23)	(85)	(133)
Interest received	459	548	97
Taxes paid	$ (29)	$ (43)	$ (38)